PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid deposits	¥ 16,952		¥ 13,849
Advance to suppliers	14,325		2,956
Inventories	9,363		7,181
Prepaid rental expenses	6,750		3,256
Prepaid professional fee	2,436		3,374
Prepaid advertising expenses	2,043		1,049
Prepaid value-added tax	1,594		2,836
Others	4,300		4,533
Total prepaid expenses and other current assets	57,763		39,034
Less: allowance for credit losses	(378)		(378)
Prepaid expenses and other current assets, net	¥ 57,385	$ 8,083	¥ 38,656